Equity - Changes in Other Comprehensive Income by components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 21,426	€ 17,462	€ 12,545
Remeasurements of defined benefit plans	(282)	(347)	2,285
Balance as of end of the year	20,628	21,426	17,462
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	169	(396)	(1,295)
Foreign exchange translation differences	(547)	697	1,162
Net investment hedging (losses)/gains	105	(147)	(249)
Remeasurements of defined benefit plans	0	0	0
Transfer to income statement - Translation differences	19	14	(7)
Movement attributable to non-controlling interests	5	1	(7)
Balance as of end of the year	(249)	169	(396)
Net investment hedging gains	186	80	226
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	3,893	4,242	1,940
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	0	0	0
Remeasurements of defined benefit plans	(261)	(349)	2,302
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	3,632	3,893	4,242
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	78	(7)	2
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	0	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value (losses)/gains	2	24	(15)
Transfer to income statement - Hedging reserve	(66)	61	6
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	14	78	(7)
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(18)	(1)	(10)
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	3	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value (losses)/gains	(25)	(27)	5
Transfer to income statement - Hedging reserve	38	10	4
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	(2)	(18)	(1)
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(48)	(15)	(22)
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	0	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value losses - Fair value reserve	(87)	(208)	(25)
Transfer to income statement - Fair value reserve	96	175	32
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	€ (39)	€ (48)	€ (15)